Related Party Transactions (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Income Taxes Receivable, Current	$ 26.5	$ 24.9	$ 24.4